ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Accounts receivable	13,576	25,257
Less: Allowance for doubtful accounts	-	(746)
Accounts receivable, net	13,576	24,511

Allowance for doubtful accounts:

	As of December 31,
	2016	2017
	RMB	RMB

Balance at beginning of year	(116,615)	-
Addition (Note i)	-	(746)
Written off	116,615	-
Balance at end of year	-	(746)

(Note i) Full provision was provided to receivables due from different customers due to the remote collectability as of December 31, 2017. No bad debt provision was provided for the years ended December 31, 2015 and 2016.